Cover	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2024
Entity File Number	001-39036
Entity Registrant Name	ALERUS FINANCIAL CORP
Entity Central Index Key	0000903419
Entity Tax Identification Number	45-0375407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	401 Demers Avenue
Entity Address, City or Town	Grand Forks
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58201
City Area Code	701
Local Phone Number	795-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	ALRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false